Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2017
Other Current Assets [Abstract]
Schedule of other current assets
	December 31,
	2017	2016
Other receivables	$195,397	$263,791
Deposits	889,186	777,808
Others	346	324
Total other current assets	$1,084,929	$1,041,923